CONSOLIDATED BALANCE SHEETS	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 5,532,375,615	$ 791,119,191	¥ 4,263,311,636
Restricted cash	1,523,658,125	217,880,214	781,186,508
Short-term investments	879,224,792	125,727,473	1,118,547,455
Time and structured deposits	1,885,242,800	269,586,135	2,009,018,598
Derivative instruments-asset	113,191,365	16,186,150
Accounts receivables (net of allowance of RMB 274,956 and RMB 236 (US$ 34) as of December 31, 2024 and 2025, respectively)	5,351,275	765,222	34,275,509
Other current assets (net of allowance of RMB 72,671,045 and RMB 77,493,926 (US$ 11,081,484) as of December 31, 2024 and 2025, respectively)	1,453,174,071	207,801,128	1,933,182,792
Total current assets	11,392,218,043	1,629,065,513	10,139,522,498
Non-current assets:
Right-of-use assets	92,623,246	13,244,948	158,006,692
Investment in equity method investee	126,532,780	18,000,000	146,100,984
Long-term investments (including amounts measured at fair value of RMB 15,163,357 and RMB 14,700,093 (US$ 2,102,085) as of December 31, 2024 and 2025, respectively)	72,768,693	10,405,785	78,987,113
Property and equipment, net	1,677,993,227	239,949,840	1,586,033,627
Intangible assets	1,586,300	226,838	2,207,259
Other non-current assets (net of allowance of RMB 440,085 and RMB nil (US$ nil) as of December 31, 2024 and 2025, respectively)	249,188,498	35,633,482	353,369,112
Total non-current assets	2,220,692,744	317,554,840	2,324,704,787
TOTAL ASSETS	13,612,910,787	1,946,620,353	12,464,227,285
Current liabilities:
Short-term borrowings	1,576,000,000	225,365,003	720,000,000
Short-term lease liabilities (including short-term lease liabilities of the consolidated VIEs without recourse to the Company of RMB 67,180 and RMB 44,274 (US$ 6,331) as of December 31, 2024 and 2025, respectively)	4,232,810	605,284	18,696,986
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Company of RMB 8,233,771 and RMB 17,207,708 (US$ 2,460,670) as of December 31, 2024 and 2025, respectively)	290,251,370	41,505,394	262,077,864
Income tax payable (including income tax payable of the consolidated VIEs without recourse to the Company of RMB nil and RMB 17,953,357 (US$ 2,567,296) as of December 31, 2024 and 2025, respectively)	58,155,740	8,316,160	33,422,727
Derivative instruments-liability (including derivative instruments-liability of the consolidated VIEs without recourse to the Company of RMB nil and RMB 7,799,642 (US$ 1,115,334) as of December 31, 2024 and 2025, respectively)	52,011,906	7,437,604	89,894,630
Total current liabilities	1,980,651,826	283,229,445	1,124,092,207
Non-current liabilities:
Long-term lease liabilities (including long-term lease liabilities of the consolidated VIEs without recourse to the Company of RMB nil and RMB nil (US$ nil) as of December 31, 2024 and 2025, respectively)	655,070	93,674	48,706,048
Total non-current liabilities	655,070	93,674	48,706,048
Total liabilities	1,981,306,896	283,323,119	1,172,798,255
Commitments and contingencies
Equity:
Treasury shares	(1,716,516,330)	(245,458,571)	(1,419,285,878)
Additional paid-in capital	4,024,378,922	575,478,532	4,026,668,369
Accumulated other comprehensive income/(loss)	(55,181,141)	(7,890,798)	13,751,495
Retained earnings	9,378,746,552	1,341,142,920	8,670,119,156
Total equity	11,631,603,891	1,663,297,234	11,291,429,030
TOTAL LIABILITIES AND EQUITY	13,612,910,787	1,946,620,353	12,464,227,285
Class A Ordinary shares
Equity:
Ordinary shares	132,052	18,883	132,052
Class B Ordinary shares
Equity:
Ordinary shares	¥ 43,836	$ 6,268	¥ 43,836